10-K Summary of Significant Accounting Policies - Concentration of Credit Risk (Details) - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable | Customer 1
Concentration Risk [Line Items]
Concentration percentage	30.00%	61.00%
Accounts Receivable | Customer 2
Concentration Risk [Line Items]
Concentration percentage	27.00%	12.00%
Accounts Receivable | Customer 3
Concentration Risk [Line Items]
Concentration percentage	20.00%	11.00%
Revenue from Contract with Customer Benchmark | Customer 1
Concentration Risk [Line Items]
Concentration percentage	87.00%	56.00%
Revenue from Contract with Customer Benchmark | Customer 2
Concentration Risk [Line Items]
Concentration percentage		13.00%